Inventories - Schedule of Cost of Inventories and Services Recognized as Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cost of Inventories and Services Recognized as Expense [Abstract]
Cost of goods sold	$ 22,975,418	$ 124,347
Cost of services	2,901,586	2,871,290
Cost of inventories	$ 25,877,004	$ 2,995,637